Supplementary information to the consolidated cash flow statement	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Supplementary information to the consolidated cash flow statement
54	Supplementary information to the consolidated cash flow statement
Non-cash
transactions

(i)	Introducing of aircraft
During the year ended December 31, 2019, aircraft introduced under leases amounted to RMB30,351 million (2018: aircraft acquired under finance leases RMB13,290 million, 2017: aircraft acquired under finance leases RMB17,283 million).

(ii)	Acquisition of a joint venture through issuance of new shares
During the year ended December 31, 2018, CSAH subscribed the new A shares (Note 49) of the Company with a cash consideration and the equity interests held in MTU, representing 50% of the total equity interests of MTU. The related non-cash
equity transaction of financing activities amounted to RMB1,741 million (2017: nil).